SEGMENT REPORTING	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 24 - SEGMENT REPORTING

The chief operating decision-makers have been identified as the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer of the Company. To better assess the Company’s performance and allocate resources, the chief operating decision-makers revised the management report for their review effective from 2012.

Based on the criteria established by ASC Topic 280, Segment Reporting, the Company has determined that the business segments of the Company consist of (1) industrial automation, (2) rail transportation, and (3) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision-makers access the performance of the operating segments based on the measures of revenue, cost and gross profit. Other than the information provided below, the chief operating decision-makers do not use any other measures by segment.

Summarized information by segment for the years ended June 30, 2012 is as follows:

	Year ended June 30, 2012
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$30,505,832	$321,703,932
Costs of revenue	120,646,668	51,682,038	23,028,476	195,357,182

Gross profit	$69,605,015	$49,264,379	$7,477,356	$126,346,750

	Year ended June 30, 2011
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues from external customers	$142,323,167	$116,492,723	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$1,039,550	$91,128,716

	Year ended June 30, 2010
	Industrial Automation	Rail Transportation	Miscellaneous	Consolidated

Revenues from external customers	$106,665,862	$62,444,732	$4,978,602	$174,089,196
Costs of revenue	67,731,823	41,097,636	5,107,915	113,937,374

Gross profit	$38,934,039	$21,347,096	$(129,313)	$60,151,822

The majority of the Company’s revenues and long-lived assets other than goodwill are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2010		2011	2012

Revenues:	$
PRC		173,533,701	262,212,528	297,154,293
Non-PRC (including Hong Kong)		555,495	629,358	24,549,639

		$174,089,196	262,841,886	321,703,932

The following table sets forth the long-lived assets other than goodwill by geographical area:

	June 30,
	2011		2012

Long-lived assets other than goodwill:	$		$
PRC		78,314,521		85,990,556
Non-PRC (including Hong Kong)		9,823		1,088,704

		$78,324,344		$87,079,260